Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 31.8%
1,600,000	Air Products and Chemicals, Inc.	1.50%	10/15/2025	1,661,763
1,470,000	American Tower Corp.	3.60%	01/15/2028	1,652,008
1,570,000	Amphenol Corp.	2.05%	03/01/2025	1,649,797
660,000	AT&T, Inc.	4.10%	02/15/2028	765,038
1,555,000	AvalonBay Communities, Inc.	2.30%	03/01/2030	1,656,592
730,000	Booking Holdings, Inc.	4.50%	04/13/2027	858,332
1,575,000	BorgWarner, Inc.	2.65%	07/01/2027	1,665,647
700,000	BP Capital Markets America, Inc.	3.80%	09/21/2025	789,897
750,000	Chevron Corp.	2.00%	05/11/2027	794,493
1,615,000	Clorox Co.	1.80%	05/15/2030	1,667,654
720,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	806,429
703,000	Comcast Corp.	3.40%	04/01/2030	813,127
745,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	859,841
1,495,000	Crown Castle International Corp.	3.30%	07/01/2030	1,637,577
710,000	Dollar General Corp.	3.88%	04/15/2027	815,423
1,375,000	Dollar Tree, Inc.	4.20%	05/15/2028	1,619,134
810,000	Ecolab, Inc.	1.30%	01/30/2031	795,015
670,000	Exelon Corp.	4.05%	04/15/2030	787,798
1,505,000	FMC Corp.	3.20%	10/01/2026	1,665,106
591,000	Fortis, Inc.	3.06%	10/04/2026	646,771
700,000	General Dynamics Corp.	3.50%	05/15/2025	786,290
1,181,000	Hasbro, Inc.	3.50%	09/15/2027	1,230,716
725,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	807,666
725,000	Hexcel Corp.	3.95%	02/15/2027	783,723
685,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	792,292
675,000	Keysight Technologies, Inc.	4.60%	04/06/2027	789,437
730,000	Kimberly-Clark Corp.	3.10%	03/26/2030	839,136
1,380,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,463,413
760,000	Martin Marietta Materials, Inc.	2.50%	03/15/2030	793,333
670,000	Mastercard, Inc.	3.35%	03/26/2030	787,520
735,000	Morgan Stanley	3.75%	02/25/2023	789,161
716,000	NIKE, Inc.	2.75%	03/27/2027	797,508
640,000	Northrop Grumman Corp.	4.40%	05/01/2030	791,761
1,475,000	NXP BV^	3.88%	06/18/2026	1,654,936
1,445,000	Oracle Corp.	2.80%	04/01/2027	1,592,086
675,000	Procter & Gamble Co.	3.00%	03/25/2030	784,605
1,310,000	SYSCO Corp.	5.95%	04/01/2030	1,664,640
1,690,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	1,710,941
700,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	788,956
1,370,000	TJX Companies, Inc.	3.75%	04/15/2027	1,572,860
1,605,000	Truist Financial Corp.	2.75%	04/01/2022	1,658,043
1,585,000	USAA Capital Corp.^	1.50%	05/01/2023	1,626,446
1,565,000	VF Corp.	2.40%	04/23/2025	1,661,855
1,525,000	Wells Fargo & Co.	3.75%	01/24/2024	1,658,465
918,000	Xylem, Inc.	1.95%	01/30/2028	959,078
Total Corporate Bonds & Notes (Cost $49,177,683)				52,392,309

Mortgage Backed Securities - 16.3%
825,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.50%	09/15/2034	779,712
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	1.75%	04/15/2036	711,125
499,543	BX Commercial Mortgage Trust, Series 2020-BXLP (1 Month LIBOR USD + 1.25%)^	1.40%	12/15/2036	495,959
500,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.45%	11/15/2032	494,245
913,543	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	1.75%	07/15/2032	913,626
750,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.58%	05/15/2036	746,276
1,000,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.75%	05/15/2036	992,676
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	483,453
744	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	782
101,265	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	2.90%	05/01/2033	101,685
124,044	FHLMC REMIC, Series 4778 GA	4.50%	10/15/2042	124,752
618,502	FHLMC REMIC, Series 4711 NA	3.50%	11/15/2042	624,566
794,478	FHLMC REMIC, Series 4665 KA	4.00%	12/15/2042	809,350
1,096,798	FHLMC REMIC, Series 4740 KB	3.50%	02/15/2043	1,111,806
701,109	FHLMC REMIC, Series 4747 DA	3.50%	04/15/2043	709,893
237,946	FHLMC REMIC, Series 4784 EG	3.50%	06/15/2044	241,625
407,506	FHLMC REMIC, Series 4840 BK	4.50%	09/15/2046	421,580
500,000	FHLMC STACR, Series 2014-HQ2 M3 (1 Month LIBOR USD + 3.75%)	3.90%	09/25/2024	513,321
1,696,622	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	1,737,606
388,621	FHMS, Series Q-006 APT2#	2.55%	10/25/2028	395,473
479,652	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	482,150
473,553	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	488,997
524,528	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	565,315
1,000,000	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	1,147,071
10,165	FNMA, Pool# 628837	6.50%	03/01/2032	11,694
643,003	FNMA, Pool# MA2998	3.50%	04/01/2032	687,363
49,173	FNMA, Pool# 663238	5.50%	09/01/2032	54,710
26,200	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	2.89%	11/01/2033	26,360
10,954	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.03%	12/01/2033	10,961
25,668	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	2.40%	02/01/2034	25,852
1,918,357	FNMA, Pool# MA2804	3.00%	11/01/2036	2,009,300
155,137	FNMA, Pool# BN0202	5.50%	09/01/2048	177,085
145,213	FNMA REMIC Trust, Series 2016-M5 (1 Month LIBOR USD + 0.72%)	0.90%	04/25/2023	145,518
691,294	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	36,678
189,818	FNMA REMIC Trust, Series 2018-24 CA	3.50%	11/25/2040	190,950
422,259	FNMA REMIC Trust, Series 2013-M6 1AC#	3.55%	02/25/2043	479,105
1,125,406	FNMA REMIC Trust, Series 2020-6 GL	3.00%	04/25/2043	1,163,261
500,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.41%	11/25/2026	545,559
1,150,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.70%	10/25/2039	1,216,501
750,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	839,015
15,315	GNMA, Pool# 781186X	9.00%	06/15/2030	15,561
700,000	GS Mortgage Securities Corp Trust, Series 2017-500K C (1 Month LIBOR USD + 1.00%)^	1.15%	07/15/2032	696,459
700,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	1.75%	09/17/2029	670,745
500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	1.51%	07/15/2036	482,816
500,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.20%	05/15/2036	496,557
500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	504,914
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.85%	11/15/2034	898,277
400,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	392,791
Total Mortgage Backed Securities (Cost $26,682,295)				26,871,076

Asset Backed Securities - 13.0%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	564,411
750,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	768,845
445,029	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	448,488
1,000,000	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	1,002,619
501,857	FREED ABS Trust, Series 2020-2CP A^	4.52%	06/18/2027	508,057
500,000	GTP Acquisition Partners I LLC, Series 2015-1-2^	3.48%	06/15/2050	541,193
700,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	715,830
500,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	503,569
500,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.60%	12/19/2036	502,645
998,535	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	1.95%	12/19/2036	1,004,680
734,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.40%	03/19/2037	736,564
500,000	Invitation Homes Trust, Series 2018-SFRI D (1 Month LIBOR USD + 1.45%)^	1.60%	03/19/2037	500,908
700,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	2.17%	04/20/2026	700,099
500,000	Mariner CLO LLC, Series 2016-3A AR2 (3 Month LIBOR USD + 0.99%)^	1.25%	07/23/2029	496,123
837,883	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	855,697
750,000	Nationstar HECM Loan Trust, Series 2020-1 A#^	1.27%	09/25/2030	750,788
367,201	NYCTL Trust, Series 2018-A A^	3.22%	11/10/2031	370,389
725,602	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	735,722
500,000	OCP CLO Ltd., Series 2015-8R (3 Month LIBOR USD + 1.85%)^	2.12%	04/17/2027	497,761
1,000,000	Oportun Funding VIII LLC, Series 2018-A A^	3.61%	03/08/2024	1,002,663
400,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	407,162
350,000	Palmer Square Loan Funding 2019-3 Ltd., Series A-2 (3 Month LIBOR USD + 1.60%)^	1.85%	08/20/2027	348,186
1,150,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	1,152,154
700,000	Progress Residential Trust, Series 2017-SFR2 C^	3.40%	12/19/2034	701,986
500,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	506,090
699,149	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	706,603
600,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	617,944
274,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	279,411
300,000	SBA Tower Trust, Series 2020-1-2^	1.88%	07/15/2050	306,313
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	858,445
750,000	Tesla Auto Lease Trust 2020-A, Series 2020-A^	0.68%	12/20/2023	754,007
1,125,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,126,670
500,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	519,854
Total Asset Backed Securities (Cost $21,314,088)				21,491,876

U.S. Treasury Notes - 24.0%
5,800,000	United States Treasury Note	1.75%	11/15/2020	5,811,696
11,045,000	United States Treasury Note	0.38%	03/31/2022	11,086,635
9,000,000	United States Treasury Note	1.63%	08/15/2022	9,253,828
6,000,000	United States Treasury Note	2.25%	03/31/2026	6,630,234
5,695,000	United States Treasury Note	2.88%	05/15/2028	6,704,305
Total U.S. Treasury Notes (Cost $38,323,492)				39,486,698

Shares
Affiliated Mutual Funds - 12.1%
1,900,087	Brown Advisory Mortgage Securities Fund - Institutional Shares			19,969,918
Total Affiliated Mutual Funds (Cost $19,527,460)				19,969,918

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
5,522,289	First American Government Obligations Fund - Class Z, 0.05%*			5,522,289
Total Short-Term Investments (Cost $5,522,289)				5,522,289
Total Investments - 100.5% (Cost $160,547,307)				165,734,166
Liabilities in Excess of Other Assets - (0.5)%				(871,836)
NET ASSETS - 100.0%				$164,862,330

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and short-term investments, with a total market value of $25,492,207, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities and U.S. Treasury Notes, with a total market value of $140,241,959, were categorized as Level 2.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 6/30/2020	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 9/30/2020	Dividend Income	Capital Gain Distributions	Shares Owned at 9/30/2020
$17,632,866	$2,250,000	$-	$-	$87,052	$19,969,918	$48,322	$-	1,900,087